CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Jun. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.4	₪ 0.4
Ordinary shares, shares authorized	32,500,000	32,500,000
Ordinary shares, shares issued	17,062,445	16,841,238
Ordinary shares, shares outstanding	17,062,445	16,841,238